FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

The fair value of assets and liabilities as of December 31, 2021 and 2022, including those measured at fair value on a recurring basis and excluding those which fair value approximates carrying value, consisted of the following:

	As of December 31, 2021				As of December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	RUB	RUB	$
Assets:
Loans granted (Note 4)	—	8,206	—	8,206	—	9,067	—	9,067	128.9
Investments in marketable securities (Note 4)	4,049	—	—	4,049	—	—	—	—	—
	4,049	8,206	—	12,255	—	9,067	—	9,067	128.9
Liabilities:
Loans (Note 13)	—	—	—	—	—	—	46,134	46,134	655.9
	—	—	—	—	—	—	46,134	46,134	655.9

As of December 31 2021, the fair value of convertible debt was approximately RUB 106,484 (Level 2 of the fair value hierarchy). As of December 31, 2022 the fair value of convertible debt approximated its carrying value due to the short-term nature of this instrument (Note 13).

The Group measures the fair value of loans received and loans granted for disclosure purposes. The carrying amount and fair value of loans received and loans granted as of December 31, 2021 and 2022 were as follows:

	As of December 31, 2021		As of December 31, 2022
	Carrying amount	Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Assets:
Loans granted (Note 4)	7,757	8,206	8,845	125.8	9,067	128.9
	7,757	8,206	8,845	125.8	9,067	128.9
Liabilities:
Loans (Note 13)	—	—	50,669	720.4	46,134	655.9
	—	—	50,669	720.4	46,134	655.9

There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy for the years ended December 31, 2020, 2021 and 2022.